UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number:

Large-Cap Core Research Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co. (The)	37,337	$2,599,402
United Technologies Corp.	25,794	2,019,412

		$4,618,814

Beverages — 2.2%
Anheuser-Busch InBev NV ADR	28,536	$2,451,528
Beam, Inc.	31,844	1,832,304

		$4,283,832

Biotechnology — 3.1%
Celgene Corp.(1)	35,663	$2,724,653
Gilead Sciences, Inc.(1)	49,252	3,266,885

		$5,991,538

Capital Markets — 1.8%
Ameriprise Financial, Inc.	29,960	$1,698,432
Goldman Sachs Group, Inc. (The)	14,972	1,702,017

		$3,400,449

Chemicals — 2.8%
Celanese Corp., Series A	45,321	$1,718,119
LyondellBasell Industries NV, Class A	36,799	1,901,036
Monsanto Co.	20,879	1,900,407

		$5,519,562

Commercial Banks — 3.2%
PNC Financial Services Group, Inc.	22,590	$1,425,429
Regions Financial Corp.	215,041	1,550,446
Wells Fargo & Co.	96,174	3,320,888

		$6,296,763

Communications Equipment — 1.7%
QUALCOMM, Inc.	52,543	$3,283,412

		$3,283,412

Computers & Peripherals — 7.3%
Apple, Inc.	18,921	$12,625,226
EMC Corp.(1)	59,369	1,618,993

		$14,244,219

Consumer Finance — 1.4%
American Express Co.	47,569	$2,704,773

		$2,704,773

Diversified Financial Services — 4.2%
Bank of America Corp.	316,313	$2,793,044
Citigroup, Inc.	82,697	2,705,846
JPMorgan Chase & Co.	66,759	2,702,404

		$8,201,294

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	77,918	$2,937,509
CenturyLink, Inc.	33,848	1,367,459

		$4,304,968

Security	Shares	Value
Electric Utilities — 1.8%
Edison International	39,902	$1,823,122
NextEra Energy, Inc.	23,820	1,675,261

		$3,498,383

Energy Equipment & Services — 1.9%
Cameron International Corp.(1)	39,888	$2,236,520
National Oilwell Varco, Inc.	18,564	1,487,162

		$3,723,682

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	30,678	$1,485,429

		$1,485,429

Food Products — 3.2%
Hershey Co. (The)	25,375	$1,798,834
Kraft Foods, Inc., Class A	107,128	4,429,743

		$6,228,577

Health Care Equipment & Supplies — 1.7%
Covidien PLC	30,225	$1,795,970
Stryker Corp.	28,026	1,559,927

		$3,355,897

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	37,002	$1,432,347
UnitedHealth Group, Inc.	32,977	1,827,256

		$3,259,603

Hotels, Restaurants & Leisure — 1.8%
Marriott International, Inc., Class A	37,452	$1,464,373
McDonald’s Corp.	22,744	2,086,762

		$3,551,135

Household Products — 1.1%
Colgate-Palmolive Co.	20,567	$2,205,194

		$2,205,194

Industrial Conglomerates — 2.3%
Danaher Corp.	26,992	$1,488,609
General Electric Co.	132,421	3,007,281

		$4,495,890

Insurance — 1.9%
Aflac, Inc.	38,231	$1,830,500
Prudential Financial, Inc.	33,462	1,824,014

		$3,654,514

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(1)	6,425	$1,634,006

		$1,634,006

Internet Software & Services — 3.0%
eBay, Inc.(1)	43,234	$2,092,958
Google, Inc., Class A(1)	4,895	3,693,277

		$5,786,235

IT Services — 4.6%
Accenture PLC, Class A	27,365	$1,916,371
International Business Machines Corp.	22,348	4,636,093
Visa, Inc., Class A	17,352	2,330,026

		$8,882,490

Security	Shares	Value
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	44,455	$1,709,295

		$1,709,295

Machinery — 3.1%
Deere & Co.	18,349	$1,513,609
Eaton Corp.	30,959	1,463,122
PACCAR, Inc.	35,397	1,416,765
Parker Hannifin Corp.	18,650	1,558,767

		$5,952,263

Media — 2.8%
Comcast Corp., Class A	83,594	$2,990,157
Walt Disney Co. (The)	46,496	2,430,811

		$5,420,968

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	52,500	$2,077,950

		$2,077,950

Multi-Utilities — 1.7%
PG&E Corp.	30,355	$1,295,248
Sempra Energy	30,482	1,965,784

		$3,261,032

Multiline Retail — 2.9%
Dollar General Corp.(1)	51,756	$2,667,504
Macy’s, Inc.	40,911	1,539,072
Target Corp.	22,867	1,451,369

		$5,657,945

Oil, Gas & Consumable Fuels — 9.8%
Chevron Corp.	53,923	$6,285,265
EOG Resources, Inc.	13,172	1,475,923
Exxon Mobil Corp.	92,194	8,431,141
Occidental Petroleum Corp.	16,643	1,432,296
Range Resources Corp.	21,747	1,519,463

		$19,144,088

Pharmaceuticals — 5.2%
Abbott Laboratories	46,771	$3,206,620
Pfizer, Inc.	221,490	5,504,027
Teva Pharmaceutical Industries, Ltd. ADR	35,047	1,451,296

		$10,161,943

Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	13,830	$1,880,742
Boston Properties, Inc.	17,856	1,975,052

		$3,855,794

Road & Rail — 2.2%
Norfolk Southern Corp.	28,550	$1,816,637
Union Pacific Corp.	21,462	2,547,539

		$4,364,176

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	40,293	$1,579,083

		$1,579,083

Software — 3.0%
Microsoft Corp.	91,943	$2,738,062
Nuance Communications, Inc.(1)	63,288	1,575,238
Oracle Corp.	49,042	1,544,333

		$5,857,633

Security	Shares	Value
Specialty Retail — 2.2%
Lowe’s Companies, Inc.	53,397	$1,614,725
Ross Stores, Inc.	20,255	1,308,473
Sally Beauty Holdings, Inc.(1)	56,833	1,425,940

		$4,349,138

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	24,635	$1,380,053

		$1,380,053

Tobacco — 2.1%
Philip Morris International, Inc.	44,712	$4,021,397

		$4,021,397

Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc., Class B	39,788	$1,607,435

		$1,607,435

Total Common Stocks — 100.2% (identified cost $159,289,456)		$195,010,852

Call Options Purchased — 0.0%(2)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Humana, Inc.	255	$82.50	11/17/12	$8,925

Total Call Options Purchased (identified cost $79,740)				$8,925

Short-Term Investments — 0.5%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)			$935	$935,271

Total Short-Term Investments (identified cost $935,271)				$935,271

Total Investments — 100.7% (identified cost $160,304,467)				$195,955,048

Put Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Humana, Inc.	255	$72.50	11/17/12	$(118,575)

Total Put Options Written (premiums received $95,953)				$(118,575)

Other Assets, Less Liabilities — (0.6)%				$(1,256,213)

Net Assets — 100.0%				$194,580,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $1,394.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$162,454,105

Gross unrealized appreciation	$35,005,955
Gross unrealized depreciation	(1,505,012)

Net unrealized appreciation	$33,500,943

Written options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	4,531	402,310
Options terminated in closing purchase transactions	(2,925)	(220,883)
Options expired	(1,351)	(85,474)

Outstanding, end of period	255	$95,953

At September 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $8,925 and $118,575, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$195,010,852 *	$—	$—	$195,010,852
Call Options Purchased	8,925	—	—	8,925
Short-Term Investments	—	935,271	—	935,271
Total Investments	$195,019,777	$935,271	$—	$195,955,048

Liability Description
Put Options Written	$(118,575)	$—	$—	$(118,575)
Total	$(118,575)	$—	$—	$(118,575)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012